Reportable Segments	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Business Segments

Segment Information

Prior to the first quarter of 2015, our operations included the following reportable segments: (i) active adult communities; (ii) primary residential communities; and (iii) land sales.  Based on the evolving nature of our business and recent operational and reporting changes, we reevaluated the identification of our reportable segments during the first quarter of 2015.  As a result, beginning with the first quarter of 2015, our reportable segments are as follows: Florida, Arizona and the Carolinas.

Our operating segments are defined as a component of an enterprise for which discrete financial information is available and is reviewed regularly by the chief operating decision maker to evaluate performance and make operating decisions.  We have identified our chief operating decision maker as our Chief Executive Officer.

The following table summarizes our information for reportable segments for the years ended December 31, 2015, 2014 and 2013, which have been recast for all periods presented to reflect the change described above (in thousands):

	For the Year Ended
	2015	2014	2013
Operating income (loss):
Florida
Revenues:
Homebuilding	$300,260	$193,218	$81,440
Amenity and other	12,385	10,140	9,786
Land sales	6,466	18,158	9,257
Total revenues	$319,111	$221,516	$100,483
Expenses:
Homebuilding cost of revenues	239,001	156,439	64,726
Homebuilding selling, general and administrative	38,500	24,388	14,004
Amenity and other	10,587	10,524	11,663
Land sales	823	10,316	5,369
Segment operating income	$30,200	$19,849	$4,721

Arizona
Revenues:
Homebuilding	$84,378	$48,665	$33,533
Amenity and other	—	6	420
Land sales	—	14,438	7,046
Total revenues	84,378	63,109	40,999
Expenses:
Homebuilding cost of revenues	71,305	41,261	27,073
Homebuilding selling, general and administrative	11,981	7,747	5,561
Amenity and other	115	425	2,110
Land sales	—	11,688	2,744
Segment operating income	$977	$1,988	$3,511

Carolinas
Revenues:
Homebuilding	$114,277	$1,288	$—
Total revenues	114,277	1,288	—
Expenses:
Homebuilding cost of revenues	95,232	1,183	—
Homebuilding selling, general and administrative	12,205	2,230	97
Segment operating income (loss)	$6,840	$(2,125)	$(97)

Operating income	$38,017	$19,712	$8,135

Unallocated income (expenses):
Interest income and other	154	447	2,499
Equity in earnings (loss) from unconsolidated entities	154	(16)	(101)
Corporate general and administrative expenses	(16,900)	(15,941)	(15,975)
Interest expense	(9,039)	(5,805)	(2,830)
Income (loss) before income taxes	12,386	(1,603)	(8,272)
Income tax expense	(436)	—	—
Net income attributable to non-controlling interests	—	329	1,205
Net income (loss) attributable to AV Homes	$11,950	$(1,932)	$(9,477)

	December 31,
	2015	2014
Segment assets:
Florida	$328,233	$278,091
Arizona	175,929	145,380
Carolinas	152,141	28,475
Unallocated assets	79,836	211,205
Total assets	$736,139	$663,151

•	Our businesses are conducted in the United States.

•	Identifiable assets by segment are those assets that are used in the operations of each segment.

•	No significant part of the business is dependent upon a single customer or group of customers.

•

The caption “Unallocated assets” under the table depicting the segment assets represents the following as of December 31, 2015 and 2014, respectively: cash, cash equivalents and restricted cash of $72.9 million and $196.5 million; land inventories of $0.0 million and $4.6 million; property and equipment of $1.8 million and $2.7 million; investment in and notes from unconsolidated entities of $1.2 million and $1.2 million; receivables of $0.0 million and $2.0 million; and prepaid expenses and other assets of $4.0 million and $4.4 million.  None of the foregoing are directly attributable to a reportable segment in accordance with ASC 280, Segment Reporting.

•	There is no interest expense from the Florida, Arizona and Carolinas segments included in segment operating income (loss) for 2015, 2014 and 2013.

•

Included in segment operating income (loss) for 2015 is depreciation expense (including amortization of assets under capital leases) of $2.4 million, $0.0 million, $0.1 million and $0.6 million from Florida, Arizona, Carolinas and unallocated corporate general and administrative expenses, respectively.  Included in segment operating income (loss) for 2014 is depreciation expense of $2.4 million, $0.1 million, $0.0 million and $0.6 million from Florida, Arizona, Carolinas and unallocated corporate general and administrative expenses, respectively.  Included in segment operating income (loss) for 2013 is depreciation expense of $2.1 million, $0.1 million, $0.5 million and $0.6 million from Florida, Arizona, Carolinas and unallocated corporate general and administrative expenses, respectively.

•	During fiscal years 2015, 2014 and 2013, there were no impairment losses recognized.

•	Goodwill of $6.1 million and $13.2 million has been assigned to the Florida and Carolinas segments, respectively.